SIGNIFICANT ACCOUNTING POLICIES - Schedule of Debt Securities at Fair Value by Significant Investment Categories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Money market funds	$ 3,772,568	$ 3,620,109	$ 1,572,012
Debt securities at fair value	$ 3,772,568	$ 3,620,109	$ 1,572,012